Expense Example - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Diversified Stock Fund - Class A
Expense Example:
1 year	$ 648
3 years	804
5 years	973
10 years	1,463
Fidelity Advisor Diversified Stock Fund - Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,675
Fidelity Advisor Diversified Stock Fund - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Diversified Stock Fund - Class I
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
Fidelity Advisor Diversified Stock Fund - Class Z
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	$ 555